Long-term Debt - Movement in Debentures (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Long-term Debt
Change in foreign exchange rate	$ (144,000)	$ (173,000)
Convertible unsecured debentures
Long-term Debt
Beginning Balance	11,784,000	12,930,000
Conversion to common shares	(10,683,000)	(5,359,000)
Change in fair value	(1,150,000)	3,591,000
Change in foreign exchange rate	49,000	622,000
Ending Balance	$ 0	$ 11,784,000